Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other current payables [abstract]
Trade payables	$ 71,011	$ 65,060
Taxes payable	19,182	10,997
Accrued expenses	105,141	103,315
Accounts payable and accrued liabilities	$ 195,334	$ 179,372